SCHEDULE OF DISCONTINUED ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 12,946,708	$ 301,531	$ 456,751
Goodwill	44,792,535	8,338,547	11,425,148
Intangible assets	9,763,092	11,913,096	15,250,751
Cash and cash equivalents	2,422,988	1,614,933
Deferred tax liabilities	907,500
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		219,370	$ 226,623
Goodwill		90,266
Intangible assets		85,833
Trade and other receivables		148,754
Due from related parties		9,089
Prepaid expenses and other current assets		13,842
Cash and cash equivalents		8,933
Assets of discontinued operation		576,087
Trade and other payables		451,777
Due to related parties		457,682
Deferred tax liabilities		198,800
Liabilities of discontinued operation		1,108,259
Net liabilities directly associated with subsidiary that was de-recognised, included in the statements of operations and comprehensive loss		$ (532,172)